Financial risk management (Details 4) - 12 months ended Dec. 31, 2024 $ in Thousands, $ in Thousands	CAD ($)	MXN ($)
CAD/USD Exchange rate +/-10% [Member]
Approximate impact on:
Net loss	$ 1,561
Other comprehensive loss	$ (489)
MXN/USD Exchange rate +/-10% [Member]
Approximate impact on:
Net loss		$ 4,216
Other comprehensive loss		$ (121)